Key management compensation (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Key Management Compensation
The compensation for key management, which comprises Turquoise Hill’s directors, Chief Executive Officer, Chief Financial Officer, Chief Operating Officer, and Chief Legal Officer in respect of employee services is as follows:

	Year Ended December 31,
	2021	2020

Salaries, director fees and other short term benefits	$6,776	$3,186
Post-employment benefits	193	293
Share based payment	1,412	1,628
	$8,381	$5,107